Long-term debt and interest and other costs	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt and interest and other costs	Long-term debt and interest and other costs
Accounting policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value and subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
Interest accruals and payments relating to Long-term debt are accounted for as part of the “Accrued and other liabilities”. Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Long-term debt consists of the following:

Year ended December 31 (€, in millions)	2019	2020
€500 million 0.625% senior notes issued July 2016 and principal due July 7th 2022 interest annually payable on July 7th, carrying amount	499.5	501.5
€750 million 3.375% senior notes issued September 2013 and principal due September 19th 2023 interest annually payable on September 19th, carrying amount	813.3	802.1
€1000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th, carrying amount	1,007.0	1,028.0
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th, carrying amount	778.3	795.4
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th, carrying amount	—	740.7
€750 million 0.625% senior notes Issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th, carrying amount	—	746.8
Debt acquired through the Berliner Glas business combination	—	55.5
Other	10.2	8.2
Long-term debt	3,108.3	4,678.2
Less: current portion of long-term debt	—	15.4
Non-current portion of long-term debt	3,108.3	4,662.8

All senior notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on the due date.
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2020:

€, in millions	Amount
2021	15.4
2022	512.0
2023	761.1
2024	7.4
2025	2.7
Thereafter	3,265.0
Long-term debt	4,563.6
Less: current portion of long-term debt	15.4
Non-current portion of long-term debt	4,548.2

For the year 2021, the obligations relate to lease payments and Berliner Glas loan repayments. The years thereafter mainly relate to repayments of principals under our Eurobonds.
Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2019	2020
Amortized cost amount	2,983.2	4,474.1
Fair value interest rate swaps [1]	114.9	140.4
Carrying amount	3,098.1	4,614.5
1.The fair value of the interest rate swaps excludes accrued interest.
We use interest rate swaps to minimize the net interest exposure for the group by aligning the interest terms of the available cash and the interest bearing debt. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under Other assets and the carrying amount of the Eurobonds is adjusted for these fair value changes. In February and May of 2020 we issued new Eurobonds with fixed interest coupons. We did not enter into additional interest rate swaps in connection with these bonds.
The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2019	2020
Principal amount	3,000.0	4,500.0
Carrying amount	3,098.1	4,614.5
Fair value [1]	3,247.7	4,798.8
1.Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2020. The fair value deviates from the principal amount, due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate.
Lines of credit
We maintain an available committed credit facility, with a group of banks, of €700.0 million as of December 31, 2020 and as of December 31, 2019. No amounts were outstanding under the committed credit facility at the end of 2020 and 2019. This facility of €700.0 million was renegotiated on July 3, 2019, with an original maturity date of July 3, 2024. The facility includes options for extension by two 1-year extension options. This extends the maturity to potentially 2026, if agreed by both ASML and the lenders. In June 2020 the first 1-year extension option was exercised extending the maturity date of the facility from July 2024 to July 2025. Outstanding amounts under this credit facility will bear interest at EURIBOR plus a margin that depends on our credit rating and ESG score.
We have a non-committed guarantee facility of €85.0 million under which guarantees in the ordinary course of business, such as customs or rental guarantees, can be provided to third parties. As of January 1, 2019, ASML entered into a non-committed credit facility for our Chinese subsidiary of €130.0 million. The non-committed credit facility covers bank guarantees, standby letters of credit, as well as advances up to €75.0 million. No amounts were outstanding under this facility. Outstanding amounts under the non-committed facility will bear interest based on market conditions at the moment of draw down.
Debt acquired through the Berliner Glas business combination
The loans of Berliner Glas are comprised of a mortgage loan of €25.0 million with an annual interest rate of 0.5% repayable in 2034, revolving credit facilities at various financial institutions of €25.7 million with annual interest rates varying between 0.8% and 1.2% that are repayable annually through 2024, as well as financial lease liabilities totaling €4.8 million.
Interest and other, net
Interest and other, net consist mainly of interest income and interest expenses. In 2020, the interest expense component is €43.3 million (2019: €36.6 million and 2018: €41.8 million). The expenses mainly relate to interest expense on our Eurobonds, interest rate swaps and hedges, and amortized financing costs.